Subsequent Events - Additional Information (Detail)	4 Months Ended
Jun. 30, 2026 shares
Founder Shares [Member] | Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Transfer of founder share in exchange for services	75,000